26. EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share
Detail of basic earnings per share
Basic earnings per share	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
Net income attributable to equity holders of the Parent	49,111,118	49,574,670	47,931,093

	As of December 31, 2018 Units	As of December 31, 2017 Units	As of December 31, 2016 Units
Number of ordinary shares outstanding	747,005,982	747,005,982	747,005,982

	As of December 31, 2018 Ch$	As of December 31, 2017 Ch$	As of December 31, 2016 Ch$
Basic earnings per share	65.74	68.83	65.15